SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Reverse factoring arrangements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%	4.35%
The outstanding confirmed amount at the beginning of the year	¥ 98,109
The amount of obligation confirmed during the year	710,954	$ 97,400	¥ 1,451,352	¥ 646,399
The outstanding confirmed amount at the end of the year	0		¥ 98,109
Factoring program
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate			10.50%	9.00%	8.50%
The outstanding confirmed amount at the beginning of the year	98,109		¥ 64,120
The amount of obligation confirmed during the year	147,857		303,764
The amount of obligation paid during the year	¥ (245,966)		(269,775)
The outstanding confirmed amount at the end of the year			¥ 98,109	¥ 64,120